Income Tax (Details 3)	12 Months Ended
Jan. 31, 2020 CAD ($)
Statement [Line Items]
Non-capital loss carryforwards	$ 24,293,651
2040 [Member]
Statement [Line Items]
Non-capital loss carryforwards	9,293,849
2039 [Member]
Statement [Line Items]
Non-capital loss carryforwards	5,061,569
2038 [Member]
Statement [Line Items]
Non-capital loss carryforwards	887,990
2037 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,267,151
2036 [Member]
Statement [Line Items]
Non-capital loss carryforwards	4,637,504
2035 [Member]
Statement [Line Items]
Non-capital loss carryforwards	1,457,190
2034 [Member]
Statement [Line Items]
Non-capital loss carryforwards	687,128
2032 [Member]
Statement [Line Items]
Non-capital loss carryforwards	657,883
2031 [Member]
Statement [Line Items]
Non-capital loss carryforwards	139,450
2030 [Member]
Statement [Line Items]
Non-capital loss carryforwards	77,975
2029 [Member]
Statement [Line Items]
Non-capital loss carryforwards	$ 125,962